Employee benefits - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Transfers in or out of Level 1	$ 0	$ 0
Transfers in or out of Level 2	0	0
Transfers in or out of Level 3	0	0
Savings Plans
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Savings Plans	77,000,000	81,000,000
Savings Plans Contributions	$ 14,000,000.0	$ 15,100,000	$ 12,700,000
Savings Plans Stocks Held	1,362,593	1,378,048
OPEB Plan
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Service cost	$ 713,000	$ 759,000	1,028,000
Termination benefit cost	$ 0	$ 0	$ 1,790,000